Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows (Tables) (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Other Accrued Liabilities
“Other accrued liabilities” reported on the condensed consolidated balance sheets include the following:

	March 31, 2013	December 31, 2012
	(in thousands)

Accrued compensation	$13,886	$35,431
Accrued interest	123,407	72,668
Other	7,754	7,146
	$145,047	$115,245

“Other accrued liabilities” reported on the condensed consolidated balance sheets include the following:

	June 30, 2013	December 31, 2012
	(in thousands)

Accrued compensation	$20,513	$35,431
Accrued interest	73,453	72,668
Other	6,733	7,146
	$100,699	$115,245

“Other accrued liabilities” reported on the condensed consolidated balance sheets include the following:

	September 30, 2013	December 31, 2012
	(in thousands)

Accrued compensation	$24,931	$35,431
Accrued interest	124,029	72,668
Other	7,178	7,146
	$156,138	$115,245

“Other accrued liabilities” reported on the consolidated balance sheets include the following:

	December 31,
	2012	2011
	(in thousands)

Accrued compensation	$35,431	$19,581
Accrued interest	72,668	55,170
Other	7,146	1,147
	$115,245	$75,898

Supplemental Cash Flow Disclosures
Supplemental disclosures to the condensed consolidated statements of cash flows are presented below:

	Three Months Ended March 31,
	2013	2012
	(in thousands)

Cash payments for interest, net of amounts capitalized	$44,209	$42,517
Cash payments for income taxes	$—	$20

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties and joint-venture funding, assets were acquired and liabilities were assumed as follows:
Fair value of assets acquired	$8,101	$1,257,765
Fair value of liabilities assumed	15,093	(28,233)
Receivables from sellers	(1,212)	772
Payables to sellers	(6,854)	—
Cash paid	$15,128	$1,230,304

Supplemental disclosures to the condensed consolidated statements of cash flows are presented below:

	Six Months Ended June 30,
	2013	2012
	(in thousands)

Cash payments for interest, net of amounts capitalized	$192,517	$128,617
Cash payments for income taxes	$14	$306

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties and joint-venture funding, assets were acquired and liabilities were assumed as follows:
Fair value of assets acquired	$7,655	$1,841,027
Cash (paid) received	3,231	(1,455,433)
Receivables from sellers	1,792	772
Payables to sellers	(6,854)	(422)
Liabilities assumed	$5,824	$385,944

Supplemental disclosures to the condensed consolidated statements of cash flows are presented below:

	Nine Months Ended September 30,
	2013	2012
	(in thousands)

Cash payments for interest, net of amounts capitalized	$240,261	$178,194
Cash payments for income taxes	$14	$306

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties and joint-venture funding, assets were acquired and liabilities were assumed as follows:
Fair value of assets acquired	$47,901	$2,854,410
Cash paid	(28,524)	(2,487,767)
Receivables from sellers	3,654	772
Payables to sellers	(6,854)	(422)
Liabilities assumed	$16,177	$366,993

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)

Cash payments for interest, net of amounts capitalized	$343,331	$247,217	$128,807

Cash payments for income taxes	$366	$487	$1,797

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties, liabilities were assumed as follow:
Fair value of assets acquired	$2,923,990	$1,523,466	$1,375,010
Cash paid, net of cash acquired	(2,640,475)	(1,500,193)	(1,351,033)
Receivable from seller	2,132	3,557	9,976
Payables to sellers	443	(4,847)	—
Liabilities assumed	$286,090	$21,983	$33,953